Other financial instruments (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ (13,670)	$ (16,064)
Changes in fair value	9,608	81
Foreign exchanges effects	(1,496)	2,313
Energy forward contracts (Megawatts)
Balance at the end of the year	(5,558)	(13,670)
Notional [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	747,498	688,877
Changes in fair value
Foreign exchanges effects
Energy forward contracts (Megawatts)	(95,314)	58,621
Balance at the end of the year	$ 652,184	$ 747,498